Non-current Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail)	Dec. 31, 2019 TWD ($)
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income were pledged	$ 0